Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Assets
Property, plant and equipment	$ 13,690	$ 15,334
Intangible assets and goodwill	1,147,517	1,170,727
Trade and other receivables, net	1,929	2,176
Investment in equity-accounted investees	16,316	18,212
Other investments	6,170	5,791
Term deposits	165	20,162
Non-current tax assets	24,476	19,306
Other non-current assets	14,607	29,658
Employee benefits		229
Total non-current assets	1,224,870	1,281,595
Inventories	596	251
Current tax assets	25	81
Trade and other receivables, net	56,386	35,108
Term deposits	202,170	75,511
Other current assets	92,542	50,232
Cash and cash equivalents	187,647	101,704
Assets held for sale	1,220	302
Total current assets	540,586	263,189
Total assets	1,765,456	1,544,784
Equity
Share capital	52	46
Share premium	1,960,691	1,607,373
Reserves	3,232	952
Accumulated deficit	(515,850)	(298,581)
Share based payment reserve	78,804	61,410
Foreign currency translation reserve	31,705	33,601
Total equity attributable to equity holders of the Company	1,558,634	1,404,801
Non-controlling interests	298	661
Total equity	1,558,932	1,405,462
Liabilities
Loans and borrowings	424	523
Employee benefits	3,721	2,946
Deferred revenue	91	265
Deferred tax liabilities, net	115	159
Other non-current liabilities	2,201	1,027
Total non-current liabilities	6,552	4,920
Loans and borrowings	228	226
Trade and other payables	181,430	121,563
Deferred revenue	1,262	3,045
Other current liabilities	17,052	9,568
Total current liabilities	199,972	134,402
Total liabilities	206,524	139,322
Total equity and liabilities	$ 1,765,456	$ 1,544,784